Related parties transactions - Key management compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Cash and other compensation	$ 24.4	$ 20.1	$ 18.7
Post-employment benefits	2.9	1.1	0.9
Equity-based compensation	22.5	23.1	22.4
Total	$ 49.8	$ 44.3	$ 42.0